Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income for the period	$ 16,656	$ 10,752
Adjustments for:
Pension and medical benefits	1,102	847
Results of equity-accounted investments	(113)	(129)
Depreciation, depletion and amortization	8,374	6,944
Impairment of assets (reversals), net	(191)	240
Inventory write down (write-back) to net realizable value	3	7
Allowance for credit loss on trade and other receivables, net		37
Exploratory expenditure write-offs	20	209
Gain on disposal/write-offs of assets	(115)	(71)
Foreign exchange, indexation and finance charges	(1,560)	(3,207)
Income taxes	6,737	4,765
Revision and unwinding of discount on the provision for decommissioning costs	698	649
Results from co-participation agreements in bid areas	(205)	(50)
Early termination and cash outflows revision of lease agreements	(289)	(301)
Losses with legal, administrative and arbitration proceedings, net	480	326
Equalization of expenses - Production Individualization Agreements	21	676
Decrease (Increase) in assets
Trade and other receivables	(2,196)	122
Inventories	(1,201)	(853)
Judicial deposits	(190)	(436)
Other assets	112	185
Increase (Decrease) in liabilities
Trade payables	(1,060)	(82)
Production taxes and other taxes payable	817	(401)
Pension and medical benefits	(639)	(522)
Provisions for legal proceedings	(417)	(557)
Other employee benefits	(827)	116
Provision for decommissioning costs	(765)	(425)
Other liabilities	372	(31)
Income taxes paid	(4,975)	(2,781)
Net cash provided by operating activities	20,649	16,029
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(9,072)	(8,046)
Acquisition of equity interests	(63)	(2)
Proceeds from disposal of assets - Divestment	358	479
Financial compensation from co-participation agreements	307	355
Divestment (Investment) in financial investments	(897)	2,861
Dividends received	71	25
Net cash used in investing activities	(9,296)	(4,328)
Cash flows from financing activities
Changes in non-controlling interest	(202)	157
Proceeds from finance debt	1,931	3,072
Repayment of principal - finance debt	(3,135)	(1,547)
Repayment of interest - finance debt	(1,070)	(856)
Repayment of lease liability	(5,216)	(4,368)
Dividends paid to Shareholders of Petrobras	(3,742)	(4,588)
Dividends paid to non-controlling interests	(8)	(31)
Net cash used in financing activities	(11,442)	(8,161)
Effect of exchange rate changes on cash and cash equivalents	101	185
Net change in cash and cash equivalents	12	3,725
Cash and cash equivalents at the beginning of the period	6,471	3,271
Cash and cash equivalents at the end of the period	$ 6,483	$ 6,996